Related party transactions (Tables)	6 Months Ended
Feb. 28, 2025
Related Party Transactions
Schedule of related parties compensation

Directors and key management personnel	Three months ended February 28, 2025	Three months ended February 29, 2024	Six months ended February 28, 2025	Six months ended February 29, 2024
Remuneration	$960	$429	$1,326	$864
Share-based compensation expense	1,062	321	1,155	1,014
Total directors and key management personnel	$2,022	$750	$2,481	$1,878